Mandatory convertible debentures, Summary (Details)				1 Months Ended	12 Months Ended
	Oct. 28, 2024 shares	Oct. 09, 2024 $ / shares shares	Jan. 12, 2024 USD ($) $ / shares	Oct. 31, 2024 USD ($) shares	Jul. 31, 2025 USD ($) shares	Jul. 31, 2024 USD ($) shares	Nov. 06, 2024 shares	Jan. 12, 2024 $ / shares
Mandatory convertible debentures [Abstract]
Conversion of debentures					$ 899,015	$ 0
Shares issued upon conversion of convertible debt (in shares) | shares	2,244
Warrants outstanding (in shares) | shares						132,811	22,699,987
Mandatory Convertible Debentures [Member] | Devvio Inc. [Member]
Mandatory convertible debentures [Abstract]
Volume weighted average trading price period					30 days
Percentage of premium on 30-day VWAP of convertible debentures		20.00%
Warrants expire term after conversion date					2 years
Estimated fair value of convertible debentures			$ 100,000			$ 100,000
Change in fair value recognized in other income					$ (70,500)	$ 27,500
Conversion of debentures				$ (57,000)	$ (57,000)
Shares issued upon conversion of convertible debt (in shares) | shares				2,244
Warrants outstanding (in shares) | shares					1,122
Fair Value of Warrants to be Issued under Convertible Debenture Arrangement					$ 1,889
Transaction costs					$ 7,545
Mandatory Convertible Debentures [Member] | Minimum [Member] | Devvio Inc. [Member]
Mandatory convertible debentures [Abstract]
Conversion price (in dollars per share) | $ / shares		$ 10.3
Mandatory Convertible Debentures [Member] | De-SPAC transaction [Member] | Devvio Inc. [Member]
Mandatory convertible debentures [Abstract]
Principal amount			$ 100,000
Convertible debt interest rate			15.00%
De-SPAC transaction period					270 days
Share purchase warrant (in shares) | shares		0.50
SVS [Member] | Mandatory Convertible Debentures [Member] | De-SPAC transaction [Member] | Devvio Inc. [Member]
Mandatory convertible debentures [Abstract]
Number of shares issued upon conversion of convertible units (in shares) | shares		1
SVS [Member] | Mandatory Convertible Debentures [Member] | De-SPAC transaction [Member] | Minimum [Member] | Devvio Inc. [Member]
Mandatory convertible debentures [Abstract]
Conversion price (in dollars per share) | (per share)			$ 76.5					$ 10.3